Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of intangible assets
Total intangible assets	$ 4,993	$ 4,978
Accumulated amortization	(4,141)	(3,074)
Intangible assets, net	852	1,904
Customer lists [Member]
Summary of intangible assets
Total intangible assets	3,980	3,965
Patents [Member]
Summary of intangible assets
Total intangible assets	$ 1,013	$ 1,013